Note 6 - Earnings (Loss) Per Common Share (Tables)	9 Months Ended	24 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cardio Diagnostics Member During Reverse Merger [Member]
Anti dilutive schedule

The Company’s potentially dilutive shares, which include outstanding common stock options, common stock warrants, and convertible debt have not been included in the computation of diluted net loss per share for the nine months ended September 30, 2022 and 2021 as the result would be anti-dilutive.

	Nine Months Ended
	September 30,
	2022	2021

Stock warrants	643,262	87,582
Stock options	513,413	—
Total shares excluded from calculation	1,156,675	87,582

Cardio Diagnostics [Member]
Anti dilutive schedule

The Company’s potentially dilutive shares, which include outstanding common stock options, common stock warrants, and convertible debt have not been included in the computation of diluted net loss per share for the years ended December 31, 2021 and 2020 as the result would be anti-dilutive.

	Years Ended
	December 31,
	2021	2020
Stock warrants	84,372	21,450
Total shares excluded from calculation	84,372	21,450